                                   EXHIBIT 99

DaimlerChrysler Auto Trust 2006-B monthly distribution report to holders of Asset Backed Notes for the distribution period covered by this report.

DAIMLERCHRYSLER FINANCIAL SERVICES AMERICAS LLC     DISTRIBUTION DATE: 08-JAN-07

DAIMLERCHRYSLER AUTO TRUST 2006-B
MONTHLY SERVICER'S CERTIFICATE (KP)                                  PAGE 1 OF 2


Payment Determination Statement Number           8
Distribution Date                        08-Jan-07
Record Date                              05-Jan-07

DATES COVERED        FROM AND INCLUDING   TO AND INCLUDING
-------------        ------------------   ----------------
Collections Period        01-Dec-06           31-Dec-06
Accrual Period            08-Dec-06           07-Jan-07
30/360 Days                      30
Actual/360 Days                  31

                                           NUMBER OF
COLLATERAL POOL BALANCE DATA                ACCOUNTS        $ AMOUNT
----------------------------               ---------   -----------------
Pool Balance - Beginning of Period           83,359    $1,224,199,829.05
Collections of Installment Principal                       26,802,780.34
Collections Attributable to Full Payoffs                   17,477,836.64
Principal Amount of Repurchases                                     0.00
Principal Amount of Gross Losses                            2,294,944.95
                                                       -----------------
Pool Balance - End of Period(EOP)            81,316    $1,177,624,267.12
                                                       =================

POOL STATISTICS                                                 END OF PERIOD
---------------                                               -----------------
Initial Pool Balance (Pool Balance at the Purchase Date)      $1,624,999,894.17
Pool Factor (Pool Balance as a % of Initial Pool Balance)                 72.47%
Ending Overcollateralization(O/C) Amount                      $  116,514,930.09
Coverage Ratio (Ending Pool Balance as a % of Ending Notes)             110.980%
Cumulative Net Losses                                         $    5,760,087.95
Net Loss Ratio (3 mos weighted avg.)                                      1.125%
Cumulative Recovery Ratio                                                46.875%

Delinquency Information:(1)      $ AMOUNT     % OF EOP POOL BAL.   # OF ACCOUNTS
---------------------------   -------------   ------------------   -------------
31-60 Days Delinquent         15,370,062.93         1.305%             1,004
61-90 Days Delinquent          1,938,313.51         0.165%               112
91-120 Days Delinquent           381,999.09         0.032%                21
121 Days or More Delinquent       17,346.67         0.001%                 1
Repossessions                  2,617,176.30         0.222%               146

(1) A receivable is not considered past due if the amount past due is less than 10% of the scheduled monthly payment.

60+ Days Delinquency Amount                        4,954,835.57
60+ Days Delinquency Ratio (3 mo. Weighted Avg.)        0.41314%

                                           CURRENT MONTH   PRIOR MONTH
                                           -------------   -----------
Weighted Average A.P.R.                        7.160%         7.156%
Weighted Average Remaining Term (months)       43.72          44.55
Weighted Average Seasoning (months)            20.78          19.87

CASH SOURCES
   Collections of Installment Principal       $   26,802,780.34
   Collections Attributable to Full Payoffs       17,477,836.64
   Principal Amount of Repurchases                         0.00
   Recoveries on Loss Accounts                     1,011,563.12
   Collections of Interest                         6,878,368.93
   Investment Earnings                               183,136.58
   Reserve Account                                 3,780,500.00
                                              -----------------
   TOTAL SOURCES                              $   56,134,185.61
                                              =================
CASH USES
   Servicer Fee                               $    1,020,166.52
   A Note Interest                                 4,692,803.28
   Priority Principal Distribution Amount                  0.00
   B Note Interest                                   207,247.50
   Reserve Fund                                    3,780,500.00
   Regular Principal Distribution Amount          41,452,538.80
   Distribution to Certificateholders              4,980,929.51
                                              -----------------
   TOTAL CASH USES                            $   56,134,185.61
                                              =================
ADMINISTRATIVE PAYMENT
Total Principal and Interest Sources          $   56,134,185.61
Investment Earnings in Trust Account                (183,136.58)
Daily Collections Remitted                       (51,729,472.80)
Cash Reserve in Trust Account                     (3,780,500.00)
Servicer Fee (withheld)                           (1,020,166.52)
O/C Release to Seller                             (4,980,929.51)
                                              -----------------
   PAYMENT DUE TO/(FROM) TRUST ACCOUNT           ($5,560,019.80)
                                              =================
O/C RELEASE (Prospectus pg S31-S32)
Pool Balance                                  $1,177,624,267.12
Yield Supplement O/C Amount                      (60,667,070.25)
                                              -----------------
Adjusted Pool Balance                         $1,116,957,196.87
Total Securities                              $1,061,109,337.03
                                              -----------------
Adjusted O/C Amount                           $   55,847,859.84
Target Overcollateralization Amount           $   55,847,859.84
O/C Release Period?                                         Yes
O/C Release                                   $    4,980,929.51

                                                                                           Principal
                                                                             Principal        per        Interest     Interest
NOTES                               Beginning Balance    Ending Balance       Payment     $1000 Face     Payment     $1000 Face
-----                               -----------------  -----------------  --------------  ----------  -------------  ----------
Class A-1 312,200,000.00 @ 5.1201%               0.00               0.00            0.00   0.0000000           0.00   0.0000000
Class A-2 450,000,000.00 @ 5.30%       352,561,875.83     311,109,337.03   41,452,538.80  92.1167529   1,557,148.28   3.4603295
Class A-3 570,000,000.00 @ 5.33%       570,000,000.00     570,000,000.00            0.00   0.0000000   2,531,750.00   4.4416667
Class A-4 134,700,000.00 @ 5.38%       134,700,000.00     134,700,000.00            0.00   0.0000000     603,905.00   4.4833333
Class B 45,300,000.00 @ 5.49%           45,300,000.00      45,300,000.00            0.00   0.0000000     207,247.50   4.5750000
                                    -----------------  -----------------  --------------              -------------
   Total Notes                      $1,102,561,875.83  $1,061,109,337.03  $41,452,538.80              $4,900,050.78
                                    =================  =================  ==============              =============

* Class A-1 Interest is computed on an Actual/360 Basis. Days in current period 31